                                   UNITED STATES

                        SECURITIES AND EXCHANGE COMMISSION

                              Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5262
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                               MFS SERIES TRUST VIII
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                (Exact name of registrant as specified in charter)

                 500 Boylston Street, Boston, Massachusetts 02116
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                (Address of principal executive offices) (Zip code)

                                  Susan S. Newton
                     Massachusetts Financial Services Company
                                500 Boylston Street
                            Boston, Massachusetts 02116
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                     (Name and address of agents for service)

        Registrant's telephone number, including area code: (617) 954-5000
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                        Date of fiscal year end: October 31
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                    Date of reporting period: January 31, 2007
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) MFS STRATEGIC INCOME FUND

1/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2007

ISSUER                                                                                             SHARES/PAR           VALUE ($)
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
BONDS - 98.4%
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AEROSPACE - 0.4%
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Bombardier, Inc., 8%, 2014 (n)                                                                 $      425,000        $    438,813
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DRS Technologies, Inc., 7.625%, 2018                                                                  685,000             696,967
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                                                                                                                     $  1,135,780
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AIRLINES - 0.2%
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Continental Airlines, Inc., 7.566%, 2020                                                       $      758,542        $    773,713
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APPAREL MANUFACTURERS - 0.2%
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Levi Strauss & Co., 12.25%, 2012                                                               $      435,000        $    481,219
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ASSET BACKED & SECURITIZED - 7.5%
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Anthracite Ltd., CDO, 6%, 2037 (z)                                                             $    1,200,000        $  1,064,390
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ARCap REIT, Inc., "H", 6.1%, 2045 (n)                                                                 900,000             796,923
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Asset Securitization Corp., FRN, 8.147%, 2029                                                       1,485,000           1,601,266
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Asset Securitization Corp., FRN, 8.637%, 2029 (z)                                                     790,000             846,366
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Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.12%, 2040 (z)                                 674,286             675,166
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Chase Commercial Mortgage Securities Corp., 6.6%, 2012                                              3,640,000           3,707,753
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Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                                              111,709             110,853
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Crest Ltd., 7%, 2040 (n)                                                                              400,000             399,360
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Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                               1,050,000           1,143,957
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DLJ Commercial Mortgage Corp., 6.04%, 2031                                                            550,000             556,720
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Falcon Franchise Loan LLC, 6.5%, 2014 (z)                                                             700,000             609,547
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Falcon Franchise Loan LLC, FRN, 3.124%, 2023 (i)(n)                                                 5,403,527             582,932
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Falcon Franchise Loan LLC, FRN, 3.797%, 2025 (i)(z)                                                 3,913,598             597,176
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First Union-Lehman Brothers Bank of America, FRN, 0.5379%, 2035 (i)                                42,049,753             645,998
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First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)                                   600,000             642,848
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GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                                              1,758,000           1,777,913
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JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.3643%, 2043                             1,789,097           1,769,726
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Morgan Stanley Capital I, Inc., 7.18%, 2030                                                           430,000             435,776
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Morgan Stanley Capital I, Inc., FRN, 1.4055%, 2039 (i)(n)                                          10,951,115             637,672
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Preferred Term Securities IV Ltd., CDO, FRN, 7.6106%, 2031 (z)                                        520,540             522,101
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Prudential Securities Secured Financing Corp., FRN, 7.4507%, 2013 (z)                                 875,000             919,124
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Salomon Brothers Mortgage Securities, Inc., FRN, 7.0799%, 2032 (z)                                  1,800,000           1,950,193
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Wachovia Bank Commercial Mortgage Trust, FRN, 5.316%, 2044                                          1,309,000           1,291,709
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                                                                                                                     $ 23,285,469
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AUTOMOTIVE - 2.1%
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Cooper-Standard Automotive, Inc., 8.375%, 2014                                                 $      220,000        $    177,100
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Ford Motor Credit Co., 5.8%, 2009                                                                   2,248,000           2,206,212
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Ford Motor Credit Co., 9.75%, 2010 (n)                                                                785,000             837,360
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Ford Motor Credit Co., 7%, 2013                                                                       424,000             404,476
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Ford Motor Credit Co., 8%, 2016                                                                       475,000             466,388
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Ford Motor Credit Co., FRN, 8.11%, 2012                                                               315,000             316,295
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General Motors Corp., 8.375%, 2033                                                                  1,212,000           1,140,795
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Goodyear Tire & Rubber Co., 9%, 2015                                                                  620,000             668,050
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Johnson Controls, Inc., 5.25%, 2011                                                                   290,000             287,248
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                                                                                                                     $  6,503,924
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BROADCASTING - 2.6%
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Allbritton Communications Co., 7.75%, 2012                                                     $      980,000        $    997,150
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Barrington Broadcasting Group, 10.5%, 2014 (n)                                                        340,000             350,625
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Clear Channel Communications, Inc., 5.5%, 2014                                                        610,000             539,383
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EchoStar DBS Corp., 6.375%, 2011                                                                      300,000             297,375
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Grupo Televisa S.A., 8.5%, 2032                                                                       589,000             719,817
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Hughes Network Systems LLC, 9.5%, 2014                                                                315,000             333,113
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Intelsat Bermuda Ltd., FRN, 8.8719%, 2015 (z)                                                          60,000              61,050
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Intelsat Ltd., 9.25%, 2016 (n)                                                                        360,000             395,100
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Intelsat Ltd., 11.25%, 2016 (n)                                                                       770,000             870,100
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Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                                    945,000           1,005,244
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ION Media Networks, Inc., FRN, 11.61%, 2013 (n)                                                       900,000             936,000
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Liberty Media Corp., 5.7%, 2013                                                                       520,000             488,148
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News America, Inc., 6.4%, 2035                                                                        890,000             886,426
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                                                                                                                     $  7,879,531
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BUILDING - 1.9%
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American Standard Cos., Inc., 7.375%, 2008                                                     $      735,000        $    745,060
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Builders FirstSource, Inc., FRN, 9.6238%, 2012                                                        155,000             156,550
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C10 Capital SPV Ltd., 6.722% to 2016, FRN to 2049 (n)                                                 258,000             256,362
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Goodman Global Holdings, Inc., 7.875%, 2012                                                           340,000             341,700
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Hanson PLC, 6.125%, 2016                                                                              410,000             417,418
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Lafarge S.A., 6.15%, 2011                                                                           1,320,000           1,349,828
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Masonite Corp., 11%, 2015 (z)                                                                         541,000             534,238
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Nortek Holdings, Inc., 8.5%, 2014                                                                     665,000             660,013
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Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014                                                     625,000             459,375
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Owens Corning, Inc., 6.5%, 2016 (n)                                                                   720,000             730,795
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Ply Gem Industries, Inc., 9%, 2012                                                                    155,000             139,500
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                                                                                                                     $  5,790,839
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BUSINESS SERVICES - 1.0%
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Iron Mountain, Inc., 8.625%, 2013                                                              $      490,000        $    503,475
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Iron Mountain, Inc., 7.75%, 2015                                                                      380,000             387,600
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Nortel Networks Ltd., 10.75%, 2016 (n)                                                                380,000             419,900
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SunGard Data Systems, Inc., 10.25%, 2015                                                              845,000             908,375
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Xerox Corp., 7.625%, 2013                                                                             970,000           1,008,800
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                                                                                                                     $  3,228,150
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CABLE TV - 1.9%
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CCH I Holdings LLC, 11%, 2015                                                                  $    1,082,000        $  1,117,165
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CCH II Holdings LLC, 10.25%, 2010                                                                     580,000             602,475
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CCO Holdings LLC, 8.75%, 2013                                                                         650,000             669,500
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CSC Holdings, Inc., 8.125%, 2009                                                                    1,399,000           1,449,714
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Mediacom LLC, 9.5%, 2013                                                                              430,000             442,900
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Rogers Cable, Inc., 5.5%, 2014                                                                        659,000             630,194
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TCI Communications, Inc., 9.8%, 2012                                                                  841,000             988,896
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                                                                                                                     $  5,900,844
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CHEMICALS - 2.4%
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BCP Crystal Holdings Corp., 9.625%, 2014                                                       $      571,000        $    630,955
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Crystal U.S. Holdings LLC, "B", 0% to 2009, 10.5% to 2014                                             820,000             713,400
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Equistar Chemicals LP, 10.625%, 2011                                                                  835,000             885,100
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Innophos, Inc., 8.875%, 2014                                                                          405,000             418,163
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Lyondell Chemical Co., 11.125%, 2012                                                                1,340,000           1,442,175
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Momentive Performance Materials, Inc., 11.5%, 2016 (n)                                                695,000             714,981
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Mosaic Co., 7.625%, 2016 (n)                                                                          570,000             582,825
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Nalco Co., 8.875%, 2013                                                                               275,000             291,844
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Nalco Finance Holdings, Inc, 0% to 2009, 9% to 2014                                                   450,000             373,500
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Yara International A.S.A., 5.25%, 2014 (n)                                                          1,300,000           1,241,535
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                                                                                                                     $  7,294,478
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CONSTRUCTION - 0.7%
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Lennar Corp., 5.125%, 2010                                                                     $    1,110,000        $  1,089,547
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Pulte Homes, Inc., 5.25%, 2014                                                                      1,178,000           1,135,064
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                                                                                                                     $  2,224,611
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CONSUMER GOODS & SERVICES - 1.6%
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Fortune Brands, Inc., 5.125%, 2011                                                             $    1,025,000        $  1,003,697
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Jarden Corp., 9.75%, 2012                                                                             265,000             280,569
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Service Corp. International, 7%, 2017                                                                 240,000             237,600
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Service Corp. International, 7.625%, 2018                                                             740,000             777,000
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Spectrum Brands, Inc., 7.375%, 2015                                                                   170,000             148,325
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Visant Holding Corp., 8.75%, 2013                                                                     605,000             635,250
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Western Union Co., 5.4%, 2011 (n)                                                                   1,800,000           1,768,657
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                                                                                                                     $  4,851,098
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CONTAINERS - 1.7%
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Berry Plastics Holding Corp., 8.875%, 2014 (n)                                                 $      550,000        $    567,875
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Crown Americas LLC, 7.75%, 2015                                                                       610,000             631,350
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Graham Packaging Co. LP, 9.875%, 2014                                                                 470,000             484,100
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Greif, Inc., 6.75%, 2017 (z)                                                                        1,790,000           1,790,000
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Owens-Brockway Glass Container, Inc., 8.875%, 2009                                                    343,000             350,718
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Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                   1,460,000           1,522,050
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                                                                                                                     $  5,346,093
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DEFENSE ELECTRONICS - 0.9%
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BAE Systems Holdings, Inc., 5.2%, 2015 (n)                                                     $    1,297,000        $  1,256,203
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L-3 Communications Holdings, Inc., 6.125%, 2014                                                     1,575,000           1,515,938
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                                                                                                                     $  2,772,141
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ELECTRONICS - 0.4%
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Avago Technologies, Inc., 11.875%, 2015 (z)                                                    $      160,000        $    175,200
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NXP B.V./NXP Funding LLC, 7.875%, 2014 (n)                                                            225,000             232,313
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Sensata Technologies B.V., 0% to 2009, 8% to 2014 (n)                                                 780,000             766,350
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                                                                                                                     $  1,173,863
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EMERGING MARKET QUASI-SOVEREIGN - 2.5%
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Banco do Brasil S.A., 7.95%, 2049 (n)                                                          $      153,000        $    157,208
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Gaz Capital S.A., 8.625%, 2034                                                                      1,279,000           1,597,983
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Gazprom OAO, 9.625%, 2013                                                                             870,000           1,022,250
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Gazprom OAO, 8.625%, 2034 (n)                                                                         950,000           1,190,350
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Majapahit Holding B.V., 7.75%, 2016 (n)                                                               107,000             112,083
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Pemex Project Funding Master Trust, 8.625%, 2022                                                    1,366,000           1,669,935
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Petronas Capital Ltd., 7.875%, 2022 (n)                                                             1,020,000           1,235,635
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Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)                                           890,000             884,891
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                                                                                                                     $  7,870,335
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EMERGING MARKET SOVEREIGN - 4.2%
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Arab Republic of Egypt, 8.75%, 2011                                                            $      235,000        $    264,669
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Federative Republic of Brazil, 8%, 2018                                                               222,000             245,421
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Federative Republic of Brazil, 7.125%, 2037                                                           931,000             983,602
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Federative Republic of Brazil, 11%, 2040                                                              740,000             974,580
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Republic of Argentina, FRN, 5.59%, 2012                                                             1,835,250           1,742,264
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Republic of Bulgaria, 8.25%, 2015                                                                     846,000             990,666
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Republic of Colombia, FRN, 7.175%, 2015                                                               751,000             790,052
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Republic of El Salvador, 7.65%, 2035                                                                  472,000             527,932
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Republic of Indonesia, 6.875%, 2017 (n)                                                               173,000             181,218
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Republic of Korea, 5.625%, 2025                                                                       795,000             780,483
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Republic of Panama, 9.375%, 2029                                                                    1,136,000           1,482,480
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Republic of Philippines, 9.375%, 2017                                                                 272,000             333,200
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Republic of South Africa, 9.125%, 2009                                                                308,000             331,100
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Republic of Venezuela, 7%, 2018                                                                       485,000             481,363
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Republic of Venezuela, 7.65%, 2025                                                                    468,000             486,720
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United Mexican States, 6.375%, 2013                                                                   538,000             555,216
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United Mexican States, 6.625%, 2015                                                                    69,000              73,037
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United Mexican States, 6.75%, 2034                                                                  1,795,000           1,902,700
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                                                                                                                     $ 13,126,703
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ENERGY - INDEPENDENT - 1.5%
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Anadarko Petroleum Corp., 5.95%, 2016                                                          $      760,000        $    753,377
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Chaparral Energy, Inc., 8.875%, 2017 (z)                                                              320,000             318,000
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Chesapeake Energy Corp., 6.375%, 2015                                                               1,755,000           1,702,350
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Hilcorp Energy I, 9%, 2016 (n)                                                                        360,000             381,600
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Newfield Exploration Co., 6.625%, 2014                                                                700,000             687,750
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Quicksilver Resources, Inc., 7.125%, 2016                                                             575,000             559,188
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Whiting Petroleum Corp., 7%, 2014                                                                     360,000             354,600
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                                                                                                                     $  4,756,865
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ENERGY - INTEGRATED - 0.3%
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TNK-BP Finance S.A., 7.5%, 2016 (n)                                                            $      878,000        $    916,808
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ENTERTAINMENT - 0.7%
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AMC Entertainment, Inc., 9.5%, 2011                                                            $      864,000        $    866,160
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AMC Entertainment, Inc., 11%, 2016                                                                    345,000             389,850
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Time Warner, Inc., 6.5%, 2036                                                                         110,000             109,484
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Turner Broadcasting System, Inc., 8.375%, 2013                                                        653,000             740,203
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                                                                                                                     $  2,105,697
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FINANCIAL INSTITUTIONS - 2.4%
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Allied Capital Corp., 6.625%, 2011                                                             $    1,350,000        $  1,366,828
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CIT Group, Inc., FRN, 6.1%, 2067                                                                       80,000              79,791
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Countrywide Financial Corp., 6.25%, 2016                                                            1,130,000           1,157,357
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General Motors Acceptance Corp., 5.85%, 2009                                                        1,179,000           1,172,358
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General Motors Acceptance Corp., 6.875%, 2011                                                         220,000             223,271
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General Motors Acceptance Corp., 6.75%, 2014                                                        1,673,000           1,697,444
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ORIX Corp., 5.48%, 2011                                                                             1,580,000           1,569,488
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                                                                                                                     $  7,266,537
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FOOD & BEVERAGES - 1.8%
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ARAMARK Corp., 8.5%, 2015 (z)                                                                  $      530,000        $    542,588
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Diageo Capital PLC, 5.5%, 2016                                                                      1,810,000           1,787,665
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Dole Foods Co., Inc., 8.875%, 2011                                                                    585,000             582,075
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Michael Foods, Inc., 8%, 2013                                                                         735,000             749,700
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Miller Brewing Co., 5.5%, 2013 (n)                                                                  1,370,000           1,352,224
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Tyson Foods, Inc., 6.85%, 2016                                                                        440,000             446,719
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                                                                                                                     $  5,460,971
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FOREST & PAPER PRODUCTS - 1.5%
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Buckeye Technologies, Inc., 8%, 2010                                                           $      120,000        $    120,000
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Buckeye Technologies, Inc., 8.5%, 2013                                                              1,145,000           1,219,425
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Jefferson Smurfit Corp., 8.25%, 2012                                                                  304,000             304,760
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JSG Funding PLC, 7.75%, 2015                                                                 EUR      530,000             709,554
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MDP Acquisitions PLC, 9.625%, 2012                                                             $      775,000             823,438
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Millar Western Forest Products Ltd., 7.75%, 2013                                                      455,000             422,013
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Stora Enso Oyj, 6.404%, 2016 (n)                                                                      690,000             704,323
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Verso Paper Holdings LLC, 9.125%, 2014 (n)                                                            270,000             283,500
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                                                                                                                     $  4,587,013
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GAMING & LODGING - 2.6%
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Harrah's Entertainment, Inc., 5.75%, 2017                                                      $    1,980,000        $  1,680,719
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Majestic Star Casino LLC, 9.75%, 2011                                                                 330,000             313,500
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MGM Mirage, Inc., 8.375%, 2011                                                                      1,760,000           1,850,200
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MGM Mirage, Inc., 6.75%, 2013                                                                         365,000             358,156
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Pokagon Gaming Authority, 10.375%, 2014 (n)                                                           270,000             296,325
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Scientific Games Corp., 6.25%, 2012                                                                   750,000             735,000
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Station Casinos, Inc., 6.5%, 2014                                                                   1,300,000           1,183,000
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Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015                                                345,000             341,550
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Wimar Opco LLC, 9.625%, 2014 (n)                                                                      315,000             313,031
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Wyndham Worldwide Corp., 6%, 2016 (n)                                                                 380,000             374,710
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Wynn Las Vegas LLC, 6.625%, 2014                                                                      450,000             445,500
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                                                                                                                     $  7,891,691
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INDUSTRIAL - 1.1%
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Amsted Industries, Inc., 10.25%, 2011 (z)                                                      $    1,280,000        $  1,371,200
---------------------------------------------------------------------------------------------------------------------------------
Blount, Inc., 8.875%, 2012                                                                            340,000             350,200
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Education Management LLC, 8.75%, 2014                                                                 245,000             257,250
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Education Management LLC, 10.25%, 2016                                                                165,000             177,375
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JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                                                     585,000             613,519
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Steelcase, Inc., 6.5%, 2011                                                                           618,000             624,720
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,394,264
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INSURANCE - 1.1%
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Allianz AG, 5.5% to 2014, FRN to 2049                                                        EUR      947,000        $  1,269,766
---------------------------------------------------------------------------------------------------------------------------------
ING Groep N.V., 5.775% to 2015, FRN to 2049                                                    $    2,160,000           2,138,007
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,407,773
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INSURANCE - PROPERTY & CASUALTY - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
AXIS Capital Holdings Ltd., 5.75%, 2014                                                        $    1,555,000        $  1,533,334
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INTERNATIONAL MARKET QUASI-SOVEREIGN - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
Canada Housing Trust, 4.6%, 2011                                                             CAD    1,657,000        $  1,431,237
---------------------------------------------------------------------------------------------------------------------------------
Development Bank of Japan, 1.4%, 2012                                                        JPY  184,000,000           1,532,694
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Development Bank of Japan, 1.05%, 2023                                                       JPY  249,000,000           1,755,668
---------------------------------------------------------------------------------------------------------------------------------
Development Bank of Japan, 2.3%, 2026                                                        JPY   40,000,000             333,500
---------------------------------------------------------------------------------------------------------------------------------
Japan Finance Corp. for Municipal Enterprises, 1.55%, 2012                                   JPY  182,000,000           1,529,849
---------------------------------------------------------------------------------------------------------------------------------
Japan Finance Corp. for Municipal Enterprises, 2%, 2016                                      JPY  340,000,000           2,899,108
---------------------------------------------------------------------------------------------------------------------------------
KfW Bankengruppe, 1.35%, 2014                                                                JPY  117,000,000             962,612
---------------------------------------------------------------------------------------------------------------------------------
KfW Bankengruppe, FRN, 3.528%, 2007                                                          EUR    1,421,000           1,850,874
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 12,295,542
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET SOVEREIGN - 9.0%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Australia, 6.5%, 2013                                                        AUD      733,000        $    582,333
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Commonwealth of Australia, 6%, 2017                                                          AUD      365,000             284,266
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 5.25%, 2010                                                     EUR    1,278,000           1,729,180
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.75%, 2015                                                     EUR      736,000             937,586
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 6.25%, 2030                                                     EUR      926,000           1,555,232
---------------------------------------------------------------------------------------------------------------------------------
Government of Canada, 5.5%, 2009                                                             CAD    2,201,000           1,929,818
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Government of Canada, 4.5%, 2015                                                             CAD      564,000             490,111
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Government of Canada, 8%, 2023                                                               CAD      387,000             471,912
---------------------------------------------------------------------------------------------------------------------------------
Government of Canada, 5.75%, 2033                                                            CAD      338,000             355,782
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Kingdom of Denmark, 4%, 2015                                                                 DKK    2,740,000             477,076
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Kingdom of Netherlands, 3.75%, 2009                                                          EUR    2,611,000           3,380,941
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 3.75%, 2014                                                          EUR      288,000             367,538
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Kingdom of Spain, 5.35%, 2011                                                                EUR    1,939,000           2,664,464
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Republic of Austria, 4.65%, 2018                                                             EUR    2,392,000           3,254,912
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Republic of France, 4.75%, 2012                                                              EUR      429,000             578,149
---------------------------------------------------------------------------------------------------------------------------------
Republic of France, 5%, 2016                                                                 EUR      864,000           1,202,424
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Republic of France, 6%, 2025                                                                 EUR      356,000             568,634
---------------------------------------------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2035                                                              EUR    1,488,000           2,091,567
---------------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 3.25%, 2009                                                             EUR    1,111,000           1,425,300
---------------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 4.6%, 2016                                                              EUR    1,450,000           1,959,257
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 8%, 2015                                                            GBP      102,000             242,012
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 8%, 2021                                                            GBP      149,000             386,684
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 4.25%, 2036                                                         GBP      485,000             929,989
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 27,865,167
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MACHINERY & TOOLS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011                                                            $      635,000        $    673,100
---------------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 7.125%, 2014                                                                  595,000             609,875
---------------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.5%, 2012                                                                      562,000             600,638
---------------------------------------------------------------------------------------------------------------------------------
Terex Corp., 7.375%, 2014                                                                             415,000             423,300
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,306,913
---------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)                                                   $      962,000        $    919,164
---------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC, 9.118%, 2049                                                        857,000             944,276
---------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)                                 1,187,000           1,328,054
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042                                               1,510,000           1,520,410
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,711,904
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc., 5.85%, 2017                                                             $    1,211,000        $  1,196,550
---------------------------------------------------------------------------------------------------------------------------------
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015                                                      770,000             614,075
---------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc., 6.625%, 2013                                                                            270,000             268,650
---------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc., 7.25%, 2015                                                                             805,000             815,063
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.375%, 2015                                                                             1,075,000             913,750
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 9.25%, 2016 (n)                                                                          1,560,000           1,657,500
---------------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp., 10.75%, 2016 (n)                                                                   740,000             813,075
---------------------------------------------------------------------------------------------------------------------------------
Omnicare, Inc., 6.875%, 2015                                                                          775,000             765,313
---------------------------------------------------------------------------------------------------------------------------------
Owens & Minor, Inc., 6.35%, 2016                                                                      710,000             707,477
---------------------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75%, 2015                                                              315,000             314,213
---------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 9.25%, 2015                                                                   365,000             364,088
---------------------------------------------------------------------------------------------------------------------------------
U.S. Oncology, Inc., 10.75%, 2014                                                                     495,000             549,450
---------------------------------------------------------------------------------------------------------------------------------
Vanguard Health Holding II, 9%, 2014                                                                  680,000             696,150
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,675,354
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Cooper Cos., Inc., 7.125%, 2015 (z)                                                            $      960,000        $    969,600
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Aleris International, Inc., 10%, 2016 (n)                                                      $      200,000        $    207,250
---------------------------------------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 6.75%, 2013                                                                 950,000             938,125
---------------------------------------------------------------------------------------------------------------------------------
FMG Finance Ltd., 10.625%, 2016 (n)                                                                   680,000             749,700
---------------------------------------------------------------------------------------------------------------------------------
Griffin Coal Mining Co., 9.5%, 2016 (z)                                                               290,000             300,875
---------------------------------------------------------------------------------------------------------------------------------
Massey Energy Co., 6.875%, 2013                                                                       595,000             550,375
---------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 7.375%, 2016                                                                    155,000             161,588
---------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., "B", 6.875%, 2013                                                               860,000             864,300
---------------------------------------------------------------------------------------------------------------------------------
PNA Group, Inc., 10.75%, 2016 (n)                                                                     320,000             334,400
---------------------------------------------------------------------------------------------------------------------------------
U.S. Steel Corp., 9.75%, 2010                                                                         627,000             663,053
---------------------------------------------------------------------------------------------------------------------------------
Vale Overseas Ltd., 6.25%, 2017                                                                       860,000             861,617
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,631,283
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 4.8%
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2019 - 2035                                                                  $   10,441,955        $ 10,320,000
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2031                                                                                348,108             356,207
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2034                                                                                4,002,180           4,026,746
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 14,702,953
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 7.125%, 2016                                                             $      375,000        $    366,563
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125%, 2015                                                       $      455,000        $    468,650
---------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                                    1,826,000           2,017,208
---------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7%, 2011                                                                        570,000             584,250
---------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.75%, 2013                                                                     795,000             822,825
---------------------------------------------------------------------------------------------------------------------------------
El Paso Performance-Linked Trust, 7.75%, 2011 (n)                                                   1,130,000           1,175,200
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 6%, 2017                                                            830,000             832,460
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Finance, 5.35%, 2011                                                                  1,516,000           1,484,654
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 7.125%, 2011                                                                   1,140,000           1,182,750
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 8.75%, 2032                                                                      325,000             369,688
---------------------------------------------------------------------------------------------------------------------------------
Williams Partners LP, 7.25%, 2017 (n)                                                                 280,000             287,700
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,225,385
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 8.375%, 2014                                                            $      485,000        $    497,125
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                                                            1,623,000           1,797,473
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                                                 630,000             678,825
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8%, 2010                                                 543,000             584,879
---------------------------------------------------------------------------------------------------------------------------------
Hawaiian Telecom Communications, Inc., 9.75%, 2013                                                    415,000             427,450
---------------------------------------------------------------------------------------------------------------------------------
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)                                                       465,000             499,875
---------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875%, 2012                                                                             430,000             477,300
---------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 7.5%, 2014                                                                               560,000             594,300
---------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 4.875%, 2010                                                                  248,000             240,775
---------------------------------------------------------------------------------------------------------------------------------
Telefonica Europe B.V., 7.75%, 2010                                                                 1,090,000           1,168,578
---------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                                       540,000             578,475
---------------------------------------------------------------------------------------------------------------------------------
Windstream Corp., 8.625%, 2016                                                                        425,000             463,781
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,008,836
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Basic Energy Services, Inc., 7.125%, 2016                                                      $      590,000        $    572,300
---------------------------------------------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                                                         1,180,000           1,179,116
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,751,416
---------------------------------------------------------------------------------------------------------------------------------
OILS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                                                       $    1,290,000        $  1,323,245
---------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
Alfa Diversified Payment Rights Finance Co., FRN, 7.2465%, 2011 (z)                            $      930,000        $    930,000
---------------------------------------------------------------------------------------------------------------------------------
Banco BMG S.A., 9.15%, 2016 (n)                                                                       659,000             680,418
---------------------------------------------------------------------------------------------------------------------------------
Banco do Estado de Sao Paulo S.A., 8.7%, 2049 (n)                                                     700,000             740,250
---------------------------------------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (n)                                       841,000             844,154
---------------------------------------------------------------------------------------------------------------------------------
Bosphorus Financial Services Ltd., FRN, 7.1738%, 2012 (z)                                             800,000             811,060
---------------------------------------------------------------------------------------------------------------------------------
CenterCredit International B.V., 8.625%, 2014 (n)                                                     666,000             652,280
---------------------------------------------------------------------------------------------------------------------------------
Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049 (n)                                      773,000             737,788
---------------------------------------------------------------------------------------------------------------------------------
DFS Funding Corp., FRN, 7.36%, 2010 (z)                                                             1,082,000           1,095,525
---------------------------------------------------------------------------------------------------------------------------------
Glitnir Banki HF, 6.693% to 2011, FRN to 2016 (n)                                                     480,000             495,928
---------------------------------------------------------------------------------------------------------------------------------
HSBK Europe B.V., 7.75%, 2013 (n)                                                                     761,000             789,538
---------------------------------------------------------------------------------------------------------------------------------
ICICI Bank Ltd., FRN, 6.375%, 2022 (z)                                                                126,000             125,028
---------------------------------------------------------------------------------------------------------------------------------
ICICI Bank Ltd., FRN, 7.25%, 2049 (n)                                                                 200,000             205,575
---------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8%, 2015                                                              360,000             364,752
---------------------------------------------------------------------------------------------------------------------------------
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (n)                                     660,000             660,490
---------------------------------------------------------------------------------------------------------------------------------
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)                                                      246,000             239,127
---------------------------------------------------------------------------------------------------------------------------------
RSHB Capital S.A., 7.175%, 2013 (n)                                                                   100,000             104,100
---------------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 7.5%, 2010 (n)                                                         168,000             163,128
---------------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 8.625%, 2011 (n)                                                       526,000             526,000
---------------------------------------------------------------------------------------------------------------------------------
Turanalem Finance B.V., 8.25%, 2037 (z)                                                               288,000             291,600
---------------------------------------------------------------------------------------------------------------------------------
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                                          1,120,000           1,150,018
---------------------------------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013                                                                    648,000             686,779
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 12,293,538
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Finance LLC, 5.55%, 2016                                                   $      359,000        $    349,013
---------------------------------------------------------------------------------------------------------------------------------
PRECIOUS METALS & MINERALS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Alrosa Finance S.A., 8.875%, 2014                                                              $    1,770,000        $  2,019,747
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc., 10.25%, 2009                                                  $      575,000        $    552,000
---------------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC, 9.875%, 2009                                                                    1,100,000           1,155,000
---------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                                      986,000           1,072,275
---------------------------------------------------------------------------------------------------------------------------------
Idearc, Inc., 8%, 2016 (n)                                                                          2,295,000           2,332,294
---------------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc., 6.875%, 2013                                                                 1,180,000           1,073,800
---------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp., 8.875%, 2016                                                                    575,000             602,313
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,787,682
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 4.65%, 2010                                                                  $    1,090,000        $  1,074,112
---------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, REIT, 6.1%, 2016                                                           1,790,000           1,849,775
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,923,887
---------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                                  $      700,000        $    712,250
---------------------------------------------------------------------------------------------------------------------------------
Jean Coutu Group (PJC), Inc., 7.625%, 2012                                                            295,000             309,750
---------------------------------------------------------------------------------------------------------------------------------
Limited Brands, Inc., 5.25%, 2014                                                                   1,126,000           1,059,598
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,081,598
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
GSC Holdings Corp., 8%, 2012                                                                   $      500,000        $    528,750
---------------------------------------------------------------------------------------------------------------------------------
Michaels Stores, Inc., 11.375%, 2016 (n)                                                              450,000             486,000
---------------------------------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc., 8.25%, 2013                                                                  75,000              78,188
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,092,938
---------------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 4.95%, 2010                                                                     $      470,000        $    460,920
---------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 6.5%, 2011                                                                             650,000             669,757
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,130,677
---------------------------------------------------------------------------------------------------------------------------------
SUPRANATIONAL - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Central American Bank, 4.875%, 2012 (n)                                                        $    1,269,000        $  1,218,698
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 11%, 2010                                                              $      744,000        $    799,639
---------------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10%, 2013                                                            110,000             117,975
---------------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                                                        430,000             463,863
---------------------------------------------------------------------------------------------------------------------------------
Excelcomindo Finance Co. B.V., 8%, 2009                                                                98,000              99,960
---------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.95%, 2014                                                            1,545,000           1,507,883
---------------------------------------------------------------------------------------------------------------------------------
OJSC Vimpel Communications, 8.25%, 2016                                                             1,248,000           1,315,142
---------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 7.5%, 2015                                                                     955,000           1,026,625
---------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.875%, 2010                                                                    650,000             689,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,020,087
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 7.25%, 2012                                                           $    1,069,000        $  1,117,914
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Peru Enhanced Pass-Through Trust, 0%, 2018 (z)                                                 $      250,000        $    162,500
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Hertz Corp., 8.875%, 2014                                                                      $      540,000        $    573,750
---------------------------------------------------------------------------------------------------------------------------------
Stena AB, 7%, 2016                                                                                    465,000             459,188
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,032,938
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                                                     $    2,639,428        $  2,496,658
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.77%, 2024                                                            868,934             842,508
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.18%, 2024                                                          2,020,482           2,002,908
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.625%, 2025                                                           906,037             868,040
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.86%, 2025                                                            626,253             608,245
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.11%, 2025                                                            754,518             742,852
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,561,211
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                                              $      482,000        $    508,585
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 4.5%, 2036                                                                       160,000             149,550
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.875%, 2008                                                                     677,000             675,757
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.25%, 2008 (f)                                                                1,000,000             975,039
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 0.875%, 2010                                                               741,385             704,924
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 3%, 2012                                                                   883,143             910,741
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 1.625%, 2015                                                               958,240             903,777
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,828,373
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 4.3%
---------------------------------------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                                          $    1,705,000        $  1,911,424
---------------------------------------------------------------------------------------------------------------------------------
Edison Mission Energy, 7.75%, 2016                                                                    665,000             703,238
---------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                                    103,000             115,922
---------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                                                          1,489,000           1,597,359
---------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                                        857,000             891,876
---------------------------------------------------------------------------------------------------------------------------------
HQI Transelec Chile S.A., 7.875%, 2011                                                              1,200,000           1,267,738
---------------------------------------------------------------------------------------------------------------------------------
ISA Capital do Brasil S.A., 7.875%, 2012 (z)                                                          315,000             320,513
---------------------------------------------------------------------------------------------------------------------------------
ISA Capital do Brasil S.A., 8.8%, 2017 (z)                                                            656,000             674,696
---------------------------------------------------------------------------------------------------------------------------------
Mirant North American LLC, 7.375%, 2013                                                               585,000             596,700
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 7.375%, 2016                                                                      1,525,000           1,526,906
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 7.375%, 2017                                                                        185,000             185,000
---------------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 5.625%, 2016                                                                   357,000             355,772
---------------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                                                                  650,000             682,500
---------------------------------------------------------------------------------------------------------------------------------
Spectra Energy Capital LLC, 8%, 2019                                                                  679,000             771,337
---------------------------------------------------------------------------------------------------------------------------------
TXU Corp., 5.55%, 2014                                                                              1,245,000           1,171,805
---------------------------------------------------------------------------------------------------------------------------------
Waterford 3 Funding Corp., 8.09%, 2017                                                                535,106             534,763
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,307,549
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL BONDS                                                                                                        $303,722,255
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, REIT, "B", 8.75%                                                                 2,725        $     69,215
---------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., 4.25%, 2036                                                                    $      425,000        $    482,375
---------------------------------------------------------------------------------------------------------------------------------

RIGHTS - 0.0%
EMERGING MARKET SOVEREIGN - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Banco Central del Uruguay, Value Recovery Rights, Expiring January 2021 (a)                         1,250,000        $          0
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL RIGHTS                                                                                                       $          0
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.27%, due 2/01/07 (y)                                         $    2,544,000        $  2,544,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                               $306,817,845
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.6%                                                                                   1,950,962
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $308,768,807
---------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of January 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $293,064,987 and 95.52% of market value. An independent pricing service provided an evaluated bid for
    94.10% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $42,657,121, representing 13.8% of net assets.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                     ACQUISITION        ACQUISITION       CURRENT       TOTAL % OF
RESTRICTED SECURITIES                                    DATE               COST        MARKET VALUE    NET ASSETS
------------------------------------------------------------------------------------------------------------------------
Alfa Diversified Payment Rights Finance Co.,
FRN, 7.2465%, 2011                                     12/4/06            $ 930,000    $   930,000
Amsted Industries, Inc., 10.25%, 2011                   8/8/03            1,280,000      1,371,200
Anthracite Ltd., CDO, 6%, 2037                         5/14/02              774,502      1,064,390
ARAMARK Corp., 8.5%, 2015                         1/17/07 - 1/26/07         536,388        542,588
Asset Securitization Corp., FRN, 8.637%, 2029          1/25/05              681,838        846,366
Avago Technologies, Inc., 11.875%, 2015           1/18/07 - 1/23/07         174,263        175,200
Bayview Financial Revolving Mortgage Loan
Trust, FRN, 6.12%, 2040                                 3/1/06              674,286        675,166
Bosphorus Financial Services Ltd., FRN,
7.1738%, 2012                                           3/8/05              800,000        811,060
Chaparral Energy, Inc., 8.875%, 2017              1/10/07 - 1/18/07         318,100        318,000
Cooper Cos., Inc., 7.875%, 2015                        1/26/07              960,000        969,600
DFS Funding Corp., FRN, 7.36%, 2010                    6/24/05            1,082,000      1,095,525
Falcon Franchise Loan LLC, 6.5%, 2014                  7/15/05              607,195        609,547
Falcon Franchise Loan LLC, FRN, 3.797%, 2025           1/29/03              743,439        597,176
Greif, Inc., 6.75%, 2017                               1/26/07            1,790,000      1,790,000
Griffin Coal Mining Co., 9.5%, 2016                    11/10/06             290,000        300,875
ICICI Bank Ltd., FRN, 6.375%, 2022                      1/9/07              125,705        125,028
Intelsat Bermuda Ltd., FRN, 8.8719%, 2015               1/9/07               60,000         61,050
ISA Capital do Brasil S.A., 7.875%, 2012               1/19/07              317,688        320,513
ISA Capital do Brasil S.A., 8.8%, 2017                 1/19/07              663,094        674,696
Masonite Corp., 11%, 2015                          11/7/06 - 1/5/07         504,943        534,238
Peru Enhanced Pass-Through Trust, 0%, 2018             12/14/06             160,025        162,500
Preferred Term Securities IV Ltd., CDO, FRN,
7.6106%, 2031                                          9/13/05              529,550        522,101
Prudential Securities Secured Financing Corp.,
FRN, 7.4507%, 2013                                      12/6/04             971,421        919,124
Salomon Brothers Mortgage Securities, Inc.,
FRN, 7.0799%, 2032                                       1/7/05           2,067,961      1,950,193
Turanalem Finance B.V., 8.25%, 2037                     1/11/07             285,595        291,600
------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                            $17,657,736             5.7%
                                                                                       ============================

The following abbreviations are used in this report and are defined:
CDO      Collateralized Debt Obligation
FRN      Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT     Real Estate Investment Trust
TIPS     reasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

      AUD      Australian Dollar
      CAD      Canadian Dollar
      DKK      Danish Krone
      EUR      Euro
      GBP      British Pound
      JPY      Japanese Yen
      MXN      Mexican Peso
      PLN      Polish Zloty
      ZAR      South African Rand

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS STRATEGIC INCOME FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 01/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows

Aggregate Cost                                                 $303,152,590
                                                               ============
Gross unrealized appreciation                                  $  7,329,814
Gross unrealized depreciation                                    (3,664,559)
                                                               -----------
      Net unrealized appreciation (depreciation)               $  3,665,255
                                                               ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

    DERIVATIVES
    -----------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sales and Purchases in the table below are reported by currency.


                                                                                                             NET UNREALIZED
          CONTRACTS TO                                                                     CONTRACTS          APPRECIATION
        DELIVER/RECEIVE                   SETTLEMENT DATE          IN EXCHANGE FOR         AT VALUE           (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------

SALES
-----
AUD            1,340,860                      2/6/07                 $ 1,050,665           $ 1,039,475         $   11,190
CAD            5,196,403                      2/6/07                   4,523,087             4,420,807            102,280
DKK            8,708,378                      2/15/07                  1,546,781             1,522,735             24,046
EUR           10,689,695                      3/26/07                 13,883,455            13,961,927           (78,472)
GBP            2,708,646                      2/26/07                  5,175,067             5,319,001          (143,934)
JPY          288,002,933                      3/16/07                  2,386,039             2,399,750           (13,711)
                                                                     -----------           -----------         ---------
                                                                     $28,565,094           $28,663,695         $ (98,601)
                                                                     ===========           ===========         =========
PURCHASES
---------
CAD            1,220,429                      2/6/07                 $ 1,040,048           $ 1,038,272         $  (1,776)
DKK            5,609,256                      2/15/07                    993,054               980,826           (12,228)
EUR            3,057,874                 2/28/07 - 3/26/07             4,003,065             3,991,642           (11,423)
GBP            1,468,079                 2/26/07 - 2/28/07             2,863,347             2,882,881             19,534
MXN            5,253,329                      2/6/07                     486,802               477,294            (9,508)
PLN            1,349,934                      3/5/07                     463,274               451,222           (12,052)
ZAR            2,270,313                      3/5/07                     322,039               313,170            (8,869)
                                                                     -----------           -----------         ---------
                                                                     $10,171,629           $10,135,307         $ (36,322)
                                                                     ===========           ===========         =========


At January 31, 2007, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $53,644 with Merrill Lynch International Bank.

FUTURES CONTRACTS OUTSTANDING AT 01/31/07
                                                                                                  UNREALIZED
                                                                               EXPIRATION        APPRECIATION
DESCRIPTION                                 CONTRACTS             VALUE           DATE          (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Short)                     17             $ 1,872,125        Mar-07            $ 56,519
U.S. Treasury Note 5 yr (Long)                  1                 104,531        Mar-07              (1,293)
U.S. Treasury Note 10 yr (Short)               91               9,714,250        Mar-07             172,494
--------------------------------------------------------------------------------------------------------------
                                                                                                  $ 227,720
                                                                                                  =========
SWAP AGREEMENTS AT 01/31/07
                                                                                                 UNREALIZED
                   NOTIONAL                             CASH FLOWS         CASH FLOWS           APPRECIATION
EXPIRATION          AMOUNT          COUNTERPARTY        TO RECEIVE           TO PAY            (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS
9/20/10        USD 1,130,000       Merrill Lynch            (1)         0.68% (fixed rate)        $  (14,159)
                                   International
12/20/12       USD 1,290,000       Merrill Lynch            (2)          0.3% (fixed rate)            (4,449)
                                   Capital Services
                                                                                                  ----------
                                                                                                  $  (18,608)
                                                                                                  ==========

(1) Fund to receive notional amount upon a defined credit default event by Lennar Corp., 5.95%, 3/01/13.
(2) Fund to receive notional amount upon a defined credit default event by Bear Stearns & Co., 7.625%,
    12/07/09.

At January 31, 2007, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

(3) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of January 31, 2007, are as follows:

---------------------------------
United States               64.9%
---------------------------------
Japan                        3.7%
---------------------------------
Russia                       3.2%
---------------------------------
Germany                      3.1%
---------------------------------
Canada                       2.6%
---------------------------------
Netherlands                  2.0%
---------------------------------
Mexico                       2.0%
---------------------------------
Brazil                       1.9%
---------------------------------
France                       1.8%
---------------------------------
Other Countries             14.8%
---------------------------------

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

MFS(R) GLOBAL GROWTH FUND

1/31/07
Quarterly portfolio holdings

[graphic omitted]

M F S(R)
INVESTMENT MANAGEMENT

MFS Global Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2007

ISSUER                                                                                             SHARES/PAR         VALUE ($)
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 100.2%
-------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 1.7%
-------------------------------------------------------------------------------------------------------------------------------
Companhia de Bebidas das Americas, ADR                                                                  77,100   $    3,988,382
-------------------------------------------------------------------------------------------------------------------------------
Pernod Ricard S.A. (l)                                                                                  14,387        2,961,334
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    6,949,716
-------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 3.7%
-------------------------------------------------------------------------------------------------------------------------------
Li & Fung Ltd.                                                                                       1,078,200   $    3,398,709
-------------------------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A. (l)                                                               77,610        8,180,767
-------------------------------------------------------------------------------------------------------------------------------
NIKE, Inc., "B"                                                                                         32,470        3,208,361
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   14,787,837
-------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 2.1%
-------------------------------------------------------------------------------------------------------------------------------
Continental AG                                                                                          30,680   $    3,712,033
-------------------------------------------------------------------------------------------------------------------------------
Toyota Industries Corp.                                                                                101,300        4,751,696
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    8,463,729
-------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.7%
-------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc. (a)                                                                                         48,710   $    3,427,723
-------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp. (a)                                                                                       26,020        1,710,295
-------------------------------------------------------------------------------------------------------------------------------
Millipore Corp. (a)(l)                                                                                  22,300        1,527,104
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    6,665,122
-------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 4.5%
-------------------------------------------------------------------------------------------------------------------------------
Antena 3 de Television S.A. (l)                                                                         87,589   $    1,933,133
-------------------------------------------------------------------------------------------------------------------------------
Fuji Television Network, Inc.                                                                              915        2,061,459
-------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                               122,850        3,619,161
-------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                        113,640        3,996,719
-------------------------------------------------------------------------------------------------------------------------------
WPP Group PLC                                                                                          422,510        6,212,867
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   17,823,339
-------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 5.5%
-------------------------------------------------------------------------------------------------------------------------------
Daiwa Securities Group, Inc.                                                                           228,000   $    2,812,505
-------------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                                30,310        3,610,224
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                               19,110        4,054,378
-------------------------------------------------------------------------------------------------------------------------------
Julius Baer Holding Ltd.                                                                                33,871        4,083,467
-------------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                                  91,400        3,906,436
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                                          43,080        3,566,593
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   22,033,603
-------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.7%
-------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd. (a)                                                                                         72,750   $    2,522,970
-------------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                                       115,040        2,859,894
-------------------------------------------------------------------------------------------------------------------------------
Global Payments, Inc.                                                                                   38,170        1,441,299
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    6,824,163
-------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 2.9%
-------------------------------------------------------------------------------------------------------------------------------
3M Co.                                                                                                  45,840   $    3,405,912
-------------------------------------------------------------------------------------------------------------------------------
Bayer AG                                                                                                36,420        2,151,391
-------------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                            61,690        3,398,502
-------------------------------------------------------------------------------------------------------------------------------
Wacker Chemie AG (a)(l)                                                                                 17,210        2,775,536
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   11,731,341
-------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 1.6%
-------------------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc. (a)                                                                                 47,830   $    1,859,152
-------------------------------------------------------------------------------------------------------------------------------
Oracle Corp. (a)                                                                                       128,960        2,212,954
-------------------------------------------------------------------------------------------------------------------------------
SAP AG                                                                                                  52,280        2,417,976
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    6,490,082
-------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 1.9%
-------------------------------------------------------------------------------------------------------------------------------
HCL Technologies Ltd.                                                                                  266,600   $    3,914,906
-------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                                     86,450        3,741,556
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    7,656,462
-------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 8.8%
-------------------------------------------------------------------------------------------------------------------------------
Alberto-Culver Co.                                                                                     133,640   $    3,056,347
-------------------------------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                                                     74,910        2,576,155
-------------------------------------------------------------------------------------------------------------------------------
eBay, Inc. (a)                                                                                          99,510        3,223,129
-------------------------------------------------------------------------------------------------------------------------------
Estee Lauder Cos., Inc., "A"                                                                            65,490        3,110,775
-------------------------------------------------------------------------------------------------------------------------------
Kao Corp.                                                                                              117,000        3,355,634
-------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark de Mexico S.A. de C.V., "A"                                                             898,150        3,862,625
-------------------------------------------------------------------------------------------------------------------------------
L'Oreal S.A. (l)                                                                                        27,190        2,873,147
-------------------------------------------------------------------------------------------------------------------------------
Monster Worldwide, Inc. (a)                                                                             42,510        2,100,419
-------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                                    87,950        5,705,317
-------------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                                                  108,100        5,213,175
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   35,076,723
-------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.8%
-------------------------------------------------------------------------------------------------------------------------------
Keyence Corp.                                                                                            8,300   $    1,872,314
-------------------------------------------------------------------------------------------------------------------------------
Nitto Denko Corp. (l)                                                                                   63,400        3,127,390
-------------------------------------------------------------------------------------------------------------------------------
OMRON Corp.                                                                                             89,400        2,412,152
-------------------------------------------------------------------------------------------------------------------------------
Schneider Electric S.A. (l)                                                                             32,227        3,907,076
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   11,318,932
-------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 8.9%
-------------------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.                                                                                139,170   $    2,467,484
-------------------------------------------------------------------------------------------------------------------------------
ASML Holding N.V. (a)                                                                                   75,000        1,908,731
-------------------------------------------------------------------------------------------------------------------------------
Canon, Inc.                                                                                             62,000        3,268,786
-------------------------------------------------------------------------------------------------------------------------------
Hirose Electric Co. Ltd. (l)                                                                            48,300        5,733,219
-------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                            239,130        5,012,165
-------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. (a)                                                                      118,340        2,164,439
-------------------------------------------------------------------------------------------------------------------------------
Nippon Electric Glass Co. Ltd.                                                                          94,000        2,242,359
-------------------------------------------------------------------------------------------------------------------------------
Royal Philips Electronics N.V.                                                                         144,970        5,661,391
-------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                                                             5,449        3,373,879
-------------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (l)                                                   359,096        3,917,737
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   35,750,190
-------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.9%
-------------------------------------------------------------------------------------------------------------------------------
CNOOC Ltd.                                                                                           4,128,000   $    3,537,089
-------------------------------------------------------------------------------------------------------------------------------
Norsk Hydro A.S.A.                                                                                      65,100        2,103,481
-------------------------------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                                                  116,450        2,053,339
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    7,693,909
-------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 2.9%
-------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro S.A., ADR                                                                           37,600   $    3,695,328
-------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A. (l)                                                                                         119,640        8,074,841
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   11,770,169
-------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 2.2%
-------------------------------------------------------------------------------------------------------------------------------
Nestle S.A.                                                                                             15,353   $    5,631,100
-------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                           48,750        3,180,450
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    8,811,550
-------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 1.8%
-------------------------------------------------------------------------------------------------------------------------------
Tesco PLC                                                                                              874,509   $    7,195,719
-------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.8%
-------------------------------------------------------------------------------------------------------------------------------
Aracruz Celulose S.A., ADR (l)                                                                          54,630   $    3,025,956
-------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.9%
-------------------------------------------------------------------------------------------------------------------------------
International Game Technology                                                                           47,290   $    2,055,223
-------------------------------------------------------------------------------------------------------------------------------
Melco PBL Entertainment, ADR                                                                            80,650        1,559,771
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    3,614,994
-------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 2.3%
-------------------------------------------------------------------------------------------------------------------------------
Aflac, Inc.                                                                                             76,770   $    3,655,020
-------------------------------------------------------------------------------------------------------------------------------
Assicurazioni Generali S.p.A.                                                                           82,950        3,587,865
-------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., "A"                                                                           58,290        2,034,321
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    9,277,206
-------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.9%
-------------------------------------------------------------------------------------------------------------------------------
Fanuc Ltd.                                                                                              36,600   $    3,410,889
-------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 3.8%
-------------------------------------------------------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG                                                          47,730   $    3,734,442
-------------------------------------------------------------------------------------------------------------------------------
Standard Chartered PLC                                                                                 130,140        3,756,198
-------------------------------------------------------------------------------------------------------------------------------
Sumitomo Mitsui Financial Group, Inc.                                                                      297        3,045,359
-------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano S.p.A.                                                                             482,880        4,485,480
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   15,021,479
-------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 3.6%
-------------------------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (a)(l)                                                                    39,070   $    1,435,823
-------------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp. (a)(l)                                                                         173,440        3,199,968
-------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                         69,270        3,702,482
-------------------------------------------------------------------------------------------------------------------------------
ResMed, Inc. (a)(l)                                                                                     45,450        2,389,761
-------------------------------------------------------------------------------------------------------------------------------
Straumann Holding AG (l)                                                                                 6,620        1,678,481
-------------------------------------------------------------------------------------------------------------------------------
Synthes, Inc.                                                                                           14,950        1,887,199
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   14,293,714
-------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 2.4%
-------------------------------------------------------------------------------------------------------------------------------
Anglo American PLC                                                                                      81,240   $    3,785,844
-------------------------------------------------------------------------------------------------------------------------------
BHP Billiton Ltd.                                                                                      293,700        6,001,837
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    9,787,681
-------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 1.5%
-------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (a)                                                                                146,400   $    3,892,776
-------------------------------------------------------------------------------------------------------------------------------
NICE Systems Ltd., ADR (a)                                                                              61,030        1,932,210
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    5,824,986
-------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 1.5%
-------------------------------------------------------------------------------------------------------------------------------
Dresser-Rand Group, Inc. (a)(l)                                                                         89,380   $    2,320,305
-------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                                                       59,320        3,766,227
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    6,086,532
-------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 7.5%
-------------------------------------------------------------------------------------------------------------------------------
ABSA Group Ltd.                                                                                        233,540   $    4,313,542
-------------------------------------------------------------------------------------------------------------------------------
Aeon Credit Service Co. Ltd.                                                                           216,000        4,125,131
-------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                                    81,980        4,772,876
-------------------------------------------------------------------------------------------------------------------------------
Bank of Cyprus Public Co. Ltd.                                                                         153,540        2,345,561
-------------------------------------------------------------------------------------------------------------------------------
HSBC Holdings PLC                                                                                      429,830        7,807,724
-------------------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                                 108,931        6,845,371
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   30,210,205
-------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 5.8%
-------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                         51,310   $    2,776,897
-------------------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC                                                                                    184,960        4,985,922
-------------------------------------------------------------------------------------------------------------------------------
Hisamitsu Pharmaceutical Co., Inc.                                                                      68,200        1,982,788
-------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                       81,710        5,458,228
-------------------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                                        42,960        8,097,127
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   23,300,962
-------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 2.9%
-------------------------------------------------------------------------------------------------------------------------------
L'Air Liquide S.A., Bearer Shares (l)                                                                   16,030   $    3,732,381
-------------------------------------------------------------------------------------------------------------------------------
Linde AG                                                                                                38,260        4,111,887
-------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                           59,970        3,781,708
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   11,625,976
-------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 3.2%
-------------------------------------------------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                                                                   171,000   $    1,747,215
-------------------------------------------------------------------------------------------------------------------------------
Industria de Diseno Textil S.A.                                                                         49,870        2,838,858
-------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                                      100,990        3,404,373
-------------------------------------------------------------------------------------------------------------------------------
PetSmart, Inc.                                                                                          64,550        1,971,357
-------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                                          108,210        2,783,161
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   12,744,964
-------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 2.0%
-------------------------------------------------------------------------------------------------------------------------------
China Mobile Ltd.                                                                                      418,000   $    3,849,920
-------------------------------------------------------------------------------------------------------------------------------
KDDI Corp.                                                                                                 602        4,258,329
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    8,108,249
-------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 2.9%
-------------------------------------------------------------------------------------------------------------------------------
Orascom Telecom Holding (S.A.E)                                                                         64,250   $    4,413,367
-------------------------------------------------------------------------------------------------------------------------------
Telenor A.S.A.                                                                                         200,590        4,100,959
-------------------------------------------------------------------------------------------------------------------------------
TELUS Corp.                                                                                             68,610        3,259,362
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   11,773,688
-------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0.6%
-------------------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                                             21,240   $    2,344,896
-------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 1.0%
-------------------------------------------------------------------------------------------------------------------------------
CEZ AS                                                                                                  97,970   $    4,177,840
-------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                            $  401,672,803
-------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.2%
-------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.27%, due 2/01/07 (y)                                          $      844,000   $      844,000
-------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 13.9%
-------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                    55,444,109   $   55,444,109
-------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS                                                                                              $  457,960,912
-------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (14.3)%                                                                            (57,190,671)
-------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                            $  400,770,241
-------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR      American Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS GLOBAL GROWTH FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 01/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                $ 393,207,173
                                                              =============
Gross unrealized appreciation                                 $  70,170,396
Gross unrealized depreciation                                    (5,416,657)
                                                              -------------
      Net unrealized appreciation (depreciation)              $  64,753,739
                                                              =============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of January 31, 2007, are as follows:

-------------------------------------
United States                   34.6%
-------------------------------------
Japan                           12.1%
-------------------------------------
United Kingdom                   9.7%
-------------------------------------
France                           7.4%
-------------------------------------
Switzerland                      7.0%
-------------------------------------
Germany                          3.8%
-------------------------------------
Brazil                           2.7%
-------------------------------------
Hong Kong                        2.2%
-------------------------------------
Italy                            2.0%
-------------------------------------
Other Countries                 18.5%
-------------------------------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                      NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.


                                    SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VIII
            -------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: March 13, 2007
      --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: March 13, 2007
      --------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 13, 2007
      --------------


* Print name and title of each signing officer under his or her signature.